Significant Accounting Policies - Additional Information (Detail) - USD ($)	2 Months Ended	5 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Federal deposit insurance corporation coverage limit			$ 250,000	$ 250,000
Unrecognized tax benefits		$ 0	0	0	$ 0	$ 0
Income tax penalties and interest accrued		0	$ 0	0	0	0
Common shares subject to redemption			14,654,852
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			15,800,000
Deferred tax assets		40,359	$ 40,359	$ 286,000	1,111,168	40,359
Financing costs - derivative warrant liabilities		410,849	410,849		0
Deferred Tax Assets, Valuation Allowance		$ 40,359	$ 40,359		$ 1,111,168	$ 40,359
Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				15,800,000
Common Class A [Member]
Common shares subject to redemption	17,250,000		17,250,000	17,250,000	17,250,000	17,250,000
IPO [Member]
Financing costs - derivative warrant liabilities			$ 400,000
IPO [Member] | Public Warrants [Member]
Class of warrant or right,issued during the period		8,625,000	8,625,000			8,625,000
IPO [Member] | Private Placement Warrants [Member]
Class of warrant or right,issued during the period		7,175,000	7,175,000			7,175,000